Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Other Non-current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets consisted of the following:
	December 31,	June 30,
	2022	2023
Private clouds in construction	$13,629	$16,881
Prepayment for equipment	794	386
	$14,423	$17,267